Note 9 (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Cannot Currently be Sold at Reasonable Terms [Member]
Loans Held for Sale that cannot Currently be Sold at Reasonable Terms in the Secondary Mortgage Market	$ 2.4	$ 1.0
Pledged Against Mortgage Warehouse LOC [Member]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Repurchase Agreements	$ 78.1	$ 52.7